Income Taxes (Reconciliation of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	(35.20%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	0.00%	(2548.10%)	179.90%
Effective Income Tax Rate Reconciliation, Uncertain Tax Benefits	0.00%	0.00%	(385.40%)
State income taxes, net of federal benefit	2.70%	(60.80%)	64.10%
Company provided benefits	0.50%	10.60%	17.30%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	(0.30%)	(7.10%)	(12.60%)
Effective Income Tax Rate Reconciliation, Company Provided Benefits	0.50%	15.20%	139.80%
Accrued interest on uncertain tax benefits	0.10%	2.10%	(127.70%)
Effective Income Tax Rate Reconciliation, Compensation-based credits	(1.00%)	(22.30%)	(55.50%)
Other, net	(0.50%)	1.60%	(4.00%)
Effective tax rate	1.80%	(2573.80%)	(149.10%)